ACCOUNTING POLICIES (Policies) - Codere Online Business [Member]	12 Months Ended
Dec. 31, 2020
Reserve Quantities [Line Items]
Basis of combination

a)	Basis of combination

The combined carve-out financial statements were prepared using Codere Group’s historical basis in the assets and include all revenues, expenses, assets and liabilities attributed to the Group. In addition, other operating expenses include certain general and administrative services provided by Codere Group. The Group believes that by including these costs, the combined carve-out income statements include a reasonable estimate of actual costs incurred to operate the business. However, such expenses may not be indicative of the actual level of expense that would have been incurred by the Group if it had operated as an independent, publicly-traded company during the precedent periods or of the costs expected to be incurred in the future. In the opinion of management, the intercompany eliminations and adjustments necessary for a fair presentation of the combined carve-out financial statements in accordance with IFRS as issued by IASB have been made.

Functional and presentation currency

b)	Functional and presentation currency

The functional currency of all entities comprising the Group is the currency of the countries in which they operate. The presentation currency of the Group is the Euro and therefore, all balances and transactions denominated in currencies other than the Euro are deemed to be denominated in a foreign currency. Amounts are presented in these combined carve-out financial statements are in thousands of euros, unless otherwise stated.

Intangible assets

c)	Intangible assets

Intangible assets are carried at acquisition or production cost, less any accumulated amortization and impairment losses, if any. These assets are tested for impairment when events or circumstances arise that may indicate that their book value may not be recoverable.

Intangible assets can have (i) an indefinite useful life when, based on an analysis of all the relevant factors, it is concluded that there is no foreseeable limit to the period over which the asset is expected to generate net cash inflows for the combined entities or (ii) a finite useful life, in all other cases.

Intangible assets with indefinite useful lives are not amortized. However, at the end of each reporting period or whenever there is any indication of impairment, management reviews the remaining useful lives of the assets in order to determine whether they continue to be indefinite and, if this is not the case, to take the appropriate steps to amortize the asset.

Intangible assets with definite useful lives are amortized on a straight-line basis according to the following:

●	Licenses for computer programs acquired from third parties are capitalized based on the costs incurred to acquire them and to prepare each specific program for use. These costs are amortized over their estimated useful lives.

Years of estimated useful life
Concession arrangement	10
Software	4

Property, plant and equipment (“PP&E”)

d)	Property, plant and equipment (“PP&E”)

Property, plant and equipment is carried at cost less any accumulated depreciation and impairment in value, if any.

Cost includes, among others, direct labor costs incurred in the installation and the relevant allocable portion of the indirect costs.

The Group depreciates its property, plant and equipment from the time they can be placed in service, amortizing the cost of the assets on a straight-line basis over the assets’ estimated useful lives, which are calculated in accordance with technical studies that are revised periodically in light of technological advances and the rate of dismantling, as follows:

Years of estimated useful life
Machinery and equipment	3 – 10 years
Other fixtures, fittings and tools	3 – 15 years

Impairment of non-current assets

e)	Impairment of non-current assets

Non-current assets are assessed at each reporting date for indicators of impairment if there are certain events or changes indicating the possibility that the carrying amount may not be fully recoverable. Whenever such indicators arise, or in the case of assets which are subject to an annual impairment test, the recoverable amount is estimated. An asset’s recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future post-tax cash flows derived from the use of the asset or its cash generating unit, as applicable, are discounted to the asset’s present value using a post-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset, whenever the result obtained is the same that would be obtained by discounting pre-tax cash flows at a pre-tax discount rate.

Financial instruments

f)	Financial instruments

Financial assets and financial liabilities are recognized when an entity within the Group becomes a party to the contractual provisions of a financial instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through net income or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through net income or loss are recognized immediately in the combined carve-out income statement.

Financial assets

Financial assets are classified into three main categories: amortized cost, fair value through net income or loss and fair value through OCI, depending on the business model and the characteristics of the contractual cash flows.

Loans, accounts receivable and financial assets that the Group expressly intends and is able to hold to maturity are subsequently measured at amortized cost less any related impairment losses.

Loans and accounts receivable maturing within no more than 12 months from the reporting date are classified as current items and those maturing within more than 12 months are classified as non-current items.

Impairment of financial assets

The Group recognizes a loss allowance for expected credit losses on investments in debt instruments which are measured at amortized cost. The amount of expected credit losses is updated on each reporting date to reflect changes in credit risk since the initial recognition of the financial instrument.

The Group recognizes lifetime Expected Credit Losses (“ECL”) for receivables, applying the simplified approach established by the IFRS 9 standard. As the Group’s historical credit loss experience between Groups entities is nil, the expected credit loss is estimated based on external risk parameters, publicly available, such as the probability of default (PD) of Codere Group and a loss given at default (LGD) of 100%.

Derecognition of financial assets

The Group derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another party. If the Group neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Group recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Group retains substantially all the risks and rewards of ownership of a transferred financial asset, the Group continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.

With respect to the derecognition of a financial asset in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received (and which will be received in the future) and the cumulative gain or loss that had been recognized in the combined carve-out statement of comprehensive income and accumulated in equity is recognized in the combined carve-out income statement.

Financial liabilities

Financial liabilities are subsequently measured at amortized cost using the effective interest method.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the exact rate that discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the net carrying amount on initial recognition.

Derecognition of financial liabilities

The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or expire. The difference between the carrying amount of the derecognized financial liability and the consideration paid and payable is recognized in the combined carve-out income statement.

Cash and cash equivalents

g)	Cash and cash equivalents

Cash and cash equivalents comprise cash in hand and at banks, demand deposits and other short-term highly liquid investments with maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. These items are stated, based on their nature, at historical cost, amortized cost or fair value, which does not differ significantly from realizable value.

Revenue

h)	Revenue

Revenue from contracts with customers is recognized when service is provided to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services. The Group has generally concluded that it is the principal in its revenue arrangements because it typically controls the services before providing them to the customer.

Online gambling

The Group generates its revenues from online gambling (online casino and sports betting). The Group recognizes revenue from online gambling at a point in time when each wager has been made. It is recorded as gambling revenue in the accompanying combined carve-out income statement, with liabilities recognized and measured as the aggregate net difference between funds deposited by customers plus winning wagers less losing wagers and less customers withdrawals. We report all the wins as revenue and our provider’s share is reported in other operating expenses.

Balances related to revenue

A liability is recognized as an obligation to provide the gambling service to a customer for which the Group has received consideration from the customer, at which time a contract liability is recognized under trade payables and other current liabilities. For example, online sports betting involves a player placing a wager on a particular outcome of a sporting event at some fixed odds.

Gambling and Gaming Regulation by Country

i)	Gambling and Gaming Regulation by Country

Spain

Online gambling and other gaming activities are regulated along with other forms of gambling by Law 13/2011, of May 27, which regulates, at the State level, all organization, operation and development of gambling activities that are carried out through electronic, computer, telematic and interactive means.

Royal Decree 1614/2011, of November 14, implementing Law 13/2011, in relation to gambling licenses, permits and registers in order to facilitate access by the various operators to the activities covered by the Law also includes the procedure to obtain the authorization of reserved gambling activities. General licenses are granted after the corresponding public tender process and have a duration of ten (10) years, renewable for an identical period, unless they are specifically limited. The operation of each type of gambling included in the scope of each general license requires the granting of a specific operating license, regulated by Article 11 of the Law.

Codere Online S.A. (“CDON”) has been awarded (A) three (3) general state licenses for a ten (10) year term that will expire on June 1, 2022: (i) Other Games License; (ii) Contests License; and (iii) Betting License, and (B) six (6) single state licenses: (i) slots (granted until July 30, 2025); (ii) roulette (granted until June 22, 2022); (iii) black jack (granted until June 22, 2022); (iv) sports betting (granted until April 28, 2025); (v) horse betting (granted until April 28, 2024); and (vi) other bets (granted until April 28, 2025).

Title IV of Law 13/2011 establishes the minimum technical requirements established by the National Gambling Commission that must be met by the technical equipment in terms of sufficient authentication mechanisms to guarantee, inter alia, the following:

●	Confidentiality and integrity in communications.

●	The identity of the participants, in the case of gambling using telematic and interactive means, as well as the verification, in the terms established by law, that they are not included in the Register provided for in Article 22.1 .b) of this Law.

●	The authenticity and calculation of the bets.

●	The control of their correct operation.

●	Compliance with the subjective prohibitions regulated by Article 6 of this Law.

●	Access to the components of the computer system exclusively by authorized personnel or by the National Gambling Commission itself, under the conditions that it may establish.

Law 13/2011, of May 27, regulating gambling activities, has a decisive impact on sector legislation on advertising, protection of personal data and electronic commerce. These three disciplines include obligations related to the duties of online games, regulated by General Advertising Law 34/1988, of November 11; Regulation (EU) 2016/679 of the European Parliament and of The Council of April 27, 2016 on the protection of natural persons with regard to the processing of personal data and on the free movement of such data; Organic Law 3/2018, of December 5, of Protection of Personal Data and guarantee of Digital Rights; and Law 34/2002, of July 11, on Services of the Information Society and Electronic Commerce. These measures provide, among others, that betting advertising will only be allowed between 1:00 am and 5:00 a.m. and advertisers using social networks may only broadcast adverts to their followers.

Title VII of Law 13/2011, of May 27, determines the tax regime applicable to gambling activities in compliance with the provisions of the Additional Provision Twenty of Law 56/2007, of December 28, on measures to promote the information society, the applicable tax rate being:

●	State run lotteries and games: 22% on the tax base

●	Parimutuel sports betting, straight sports betting and sports betting exchange; parimutuel horse betting, straight horse betting and horse betting exchange; and other parimutuel betting, straight betting and betting exchange: 20% on the tax base

●	Raffles: 20% on the tax base, unless they are declared to be of public utility or for charity and are therefore taxed at 5% on the tax base.

●	Contests and other games: 20% on the tax base

●	Random number combinations for advertising or promotional purposes: 10% on the tax base

General State Budget Law 6/2018, of July 3, for 2018, introduced a regulatory change in terms of tax benefits by reducing by 50% the tax rates on gambling, included in Law 13/2011, of May 27, regulating gambling. The objective of this reduction is to transfer tax benefits to the Autonomous Cities of Ceuta and Melilla that are collected in other taxes for them. Since then, both Autonomous Cities have seen a reduction in the tax for online gambling operators, leaving gambling tax at 10%. To qualify for this regime, a company is required to be registered in Ceuta or Melilla and 50% of the human resources have to be registered in these territories.

Mexico

Mexico lacks a federal provision for online gambling, and the subsector is regulated under the Federal Law on Games and Drawings, of December 31, 1947 (the “Gaming Law”). The Gaming Law establishes that the Federal Executive, through the Ministry of the Interior, is responsible for the regulation, authorization, control and oversight of gambling and betting of any kind, including draws, with the exception of the National Lottery, which is governed by its own law.

On October 23, 2013, the Regulations for the Federal Law of Games and Draws were published in the Mexican Official State Gazette, in which the main technical requirements for the gambling and gaming activities on the internet were determined.

The latest reform of the Special Tax on Production and Services Law (the “ Special Tax Law”) published by the Mexican Official State Gazette (DOF) 12/09/19 establishes that the operation of betting games and draws, regardless of the name given to them, that require permission in accordance with the provisions of the Gaming Law and its implementing Regulations, are taxed at a rate of 30%.

According to the Special Tax Law, the resulting amount may be reduced by:

●	the total taxes paid according to the Gaming Law; and

●	up to 20% of the amount paid to the Mexican gaming authority in order to undertake a betting activity.

Finally, local gaming taxes may apply depending on each municipality and ranging from 6% to 15% tax rate on the gaming revenue of the company, and a 6% withholding on the prizes obtained by the player.

Colombia

Decree Law 4142 of 2011, amended by Decree number 1451 of 2015, founded the Empresa Industrial y Comercial del Estado Administradora del Monopolio Rentístico de los Juegos de Suerte y Azar (“Coljuegos”), whose role is “[…] the exploitation, administration, operation and issuance of regulations of the games that are part of the state monopoly of gaming that by law are not attributed to another entity [...].”

Through resolution number 04 of 2016 and subsequently through resolution number 08 of 2020, Coljuegos approved gaming regulations in relation to novelty games operated over the internet. Those legal persons that are awarded a concession, may operate online gaming once they execute the corresponding concession contract and following verification of compliance with the requirements under the gambling regulations and any other parameters as determined by Coljuegos. The operation of other novelty games require authorization from Coljuegos and compliance with the selection processes established in the public procurement general statute.

Codere Online currently operates online gaming in Colombia pursuant to license C1470 granted by Coljuegos to Codere Colombia, S.A. for a term of 5 years and which will expire on November 15, 2022.

Article 38 of Law 643 of 2001 provides that the operator must pay an operating fee of 17% of its gross gaming revenue to Coljuegos. When the operator operates novelty games that give the player a return in accordance with the gaming regulations of 83% or more, the minimum rate for the operating rights will be 15% of the gross gaming revenue minus the prizes paid. Notwithstanding, those who operate online games will additionally pay 811 legal monthly minimum wages, which will be settled during the first 20 business days of each year operating year.

Article 93 of Law 1753 of 2015, establishes that internet gambling operators, in addition to paying an operating fee of 17% of gross gaming revenue, must pay COP 559,147,194 (legal tender) in tax at the beginning of each operating year. In addition to this tax, Coljuegos will demand payment by the operator of the so-called “Administration Expenses,” which will be 1% of the operating fee.

Italy

According to Italian criminal law, gambling that is not subject to State control is illegal under Article 718 of the Italian Criminal Code, whether organized in a public establishment or a private club. Italian law distinguishes between games of luck and games where the outcome depends on the player’s skill. Sports betting, lotteries, and some other activities fall into the category of legal and regulated gambling activities.

Only the State has the right to authorize gaming and gambling activities pursuant to article 1 of the Italian Legislative Decree of April 14, 1948 no. 496. The Autonomous Administration of State Monopolies (Agenzia delle Dogane e dei Monopoli) (the “ADM”), the entity responsible for regulating gambling activities on a state level, has the power to grant gaming licenses to legal persons through tender processes provided they comply with all requirements and parameters included in the tender offer, as well as with any other applicable laws or regulations.

The main reason why the Italian government has adhered to strict rules has been the desire to avoid the possible negative effects associated with the industry.

The call for tenders for the online business in Italy was announced in March 2018. Codere Online currently operates online gaming in Italy pursuant to Remote Gaming License no. 15411 (the “Concession”) granted to Codere Scommesse S.r.l. on October 7, 2019, which will expire in December 2022.

The Concession, grants Codere Scommesse S.r.l. the right to operate via the internet the following gaming activities:

●	fixed odds and ‘totalizator’ bets on sports events, including simulated ones, including those relating to horse racing, as well as on other events;

●	sports and horse racing betting;

●	national horse racing games;

●	skill games, including card games in tournament and different modes, as well as games of chance at fixed odds;

●	fixed odds bets with direct interaction between players; and

●	bingo

Law No. 77 dated as of June 24, 2009 deals with measures concerning the gaming sector following the Abruzzo Decree. The most relevant provision in the tax scheme is the introduction of an unprecedented profit-based tax regime with a flat 20% rate applying to all new games listed above other than the video lotteries. This provision is of paramount importance as it paves the way to the launch of games that otherwise could have never been offered in Italy given its penalizing turnover-based tax regime which however will continue to apply to sports and horse races betting, bingo, lotteries and skill games (including online poker tournaments that will thus continue to be taxed at 3% of the total tournament buy-ins sold by the operator).

Panama

Law Decree No. 2 of February 10, 1998 (the “Law Decree”), is the legal framework which regulates gaming and gambling activities in Panama. The Gaming Control Board, in representation of the State, assumes the operation of gambling activities and betting activities, for the exclusive benefit of the State. This operation may be exercised directly or through third parties.

Hence, gambling and betting activities that take place in Panama must be authorized, regulated, and supervised according to the dispositions of Law Decree, including gaming and gambling activities and betting activities which take place abroad, by electronic means or other means of remote communication.

Before standalone online licenses were authorized pursuant to the Resolution, some operators were authorized to operate online sports betting pursuant to a license that allowed the licensee to operate land-based betting agencies under Resolution No. 43 of October 24, 2016 which modified the Resolution No. 77 of September 4, 1999, provided that (i) the client previously registered through a land-based betting agencies, and (ii) the operator obtaining prior authorization from the Gaming Control Board.

HIPA was authorized by the Resolution No. 921 of September 21, 2017 to operate online sports betting. HIPA operates online sports betting through Contract No. 1 of April 16, 2018 (under which it was awarded 5 licenses for a five (5) year term, renewable for another five (5) years) and No. 193 of 4 October 4, 2005 (under which it was awarded 51 licenses for a twenty (20) year term).

A sports betting operator must pay the Gaming Control Board the following monthly fees: (i) 2% on prizes paid, (ii) 0.25% on amounts wagered of international sport betting, and (iii) 0.5% on amounts wagered of international greyhound racings.

Currently, ALTA has been authorized to start operating online gaming for twenty (20) year term starting on December 1, 2021, subject to compliance with certain requirements, under the ALTA License awarded pursuant to the Regulation. ALTA is in process of executing a concession agreement awarded by the State which allows ALTA to start operations, subject to compliance with the relevant requirements, as of December 1, 2021 (Resolution No. 23 of May 12, 2021 granted by Gambling Control Board Plenary).

Malta

Codere Online does not currently offer online casino and sports betting to customers located in Malta.

This type of activity is generally perceived as a business-to-consumer type of activity whereby a business makes its gaming services available to end users accessing a particular platform and/or device to play a game for real money gaming. In this regard, Codere Online Management Services LTD (“OMSE”), via its MGA license number MGA/B2C/613/2018 (the “B2B License”) is authorized to provide a gaming service to end customers (i.e. players) with respect to Type 1 (Casino) and Type 2 (Fixed Odds Betting) games.

Codere Online Operator Ltd.’s license was duly issued on April 15, 2019 and is valid for a period of ten (10) years (the “B2C License”). However, Codere Online Operator Ltd.’s license has been voluntarily suspended in terms of Regulation 27 of the Gaming Authorizations Regulations until November 30, 2021. The company may re-activate the license at any time, subject to MGA prior approval of the same.

OMSE’s B2B License was duly issued on April 15, 2019 and is valid for a period of ten (10) yeas. It is an active license.

Any person in possession of a license issued by the MGA shall pay the MGA the appropriate fees in relation to the type of license that one possesses. As operator of the B2C License, Codere Online Operator Ltd. is due to pay (a) a license fee composed of a fixed annual license fee and a variable component known as the compliance contribution and (b) gaming tax. As operator of the B2B License, OMSE is due to pay a variable annual license fee.

Taxation

j)	Taxation

Income tax expense represents the sum of the tax currently payable and deferred tax, if any.

Current tax

The tax currently payable is based on taxable income for the year. Taxable income differs from income before tax as reported in the combined carve-out income statement because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Group’s current tax is calculated using rates applicable for the tax period that have been enacted or substantively enacted by the end of the reporting period.

Non-current and current assets and liabilities

k)	Non-current and current assets and liabilities

Presentation in the combined carve-out statement of financial position differentiates between current and non-current assets and liabilities. Assets and liabilities are regarded as current if they mature within one year or within the normal business cycle of the Group or are held-for-sale. Non-current assets and liabilities include all other types of assets and liabilities.

Critical judgments and use of estimates

l)	Critical judgments and use of estimates

Below is a discussion regarding the key assumptions made by the Group in preparing its estimates concerning future performance and other relevant sources of uncertainty at the reporting date that could have a significant impact on the combined carve-out financial statements within the next financial year.

As described in Note 1, the Group is required to prepare and present an opening IFRS statement of financial position at the date of transition to IFRS (January 1, 2019). Considering that Codere, S.A. has been historically presenting its financial information under IFRS-EU, the Group will not have to present a reconciliation to previous GAAP in its opening statement of financial position.

Measurement of assets and liabilities

The measurement of assets and liabilities was based on the carrying amounts that would be included in the Codere S.A.’s consolidated financial statements, based on Codere, S.A.’s date of transition to IFRS, if no adjustments were made for consolidation procedures and for the effects of the business combination in which the parent acquired the subsidiary. Thus, any goodwill recorded at Codere S.A. related to the reorganization of any of the companies/business was not pushed down to any of the entities in the Group perimeter. For the purposes of preparing the combined carve-out financial statements, 100% of the individual balance sheets and income statements of seven entities, including SEJO, were transferred to the online perimeter. For the remaining three entities that are included in the online perimeter, the individual income statement and balance sheet accounts were reviewed by management to determine which accounts related solely to the online business and therefore transferred to the online perimeter. These balances were easily identifiable, as the accounting system separately tracked transactions related to the retail and online businesses; therefore, management was able to identify those accounts which were solely related to the online business.

Cost of doing business

During the years presented in these combined carve-out financial statements, there were certain costs that were incurred by the Codere Group, which were considered to be common expenses. Therefore, an allocation of these common expenses was performed in order to reflect the portion of these expenses related to the Group in the combined carve-out financial statements. These common expenses included general corporate expenses, such as, management, audit fees, legal expenses, systems and communication, and office rental expenses. The general corporate expenses that were allocated to the online business were allocated based on the actual expenses related to time spent supporting the entities included in the online perimeter. Office rental expenses were allocated on a per square meter basis used by the entities included in the combined carve-out financial statements of the Group.

Novelly Incentive plan

●	There is a management services contract with our Managing Director (along with Novelly, legal entity controlled by our Managing Director) that includes 3 tranches of compensations: Fixed and Variable annual payments (the latter depending on the results of the year and a 5-year incentive plan based on the valuation of the online business according to the value created. The first two are accrued and paid on a current basis, and for the third one, there is no provision at December 31, 2020 as the target was not reached at that date. The annual bonus accrual made by the Group for this contract amounted to 125 thousand euros and 113 thousand euros as of December 31, 2020 and 2019, respectively.

Going concern

m)	Going concern

The combined carve-out financial statements present negative equity of 39.9 million euros as of December 31, 2020, 31.3 million euros as of December 31, 2019 and 19.4 million euros as of January 1, 2019. This negative equity comes from negative results generated in previous years, due to the investment made in the project since its origin.

Additionally, the Group had negative working capital amounting to 12.0 million euros at the end of 2019 and 19.7 million euros at the end of 2020, mainly generated by short-term debts with the Codere Group, for the financing received for the expansion of the online business line.

The Group has limited operating history and the business has funded its operations primarily through short-term debts with the Codere Group. Since its inception, the Group has incurred recurring losses and negative cash flows from operations including net losses of €16.3 million for the year 2020 and €16.1 million for the year 2019. At the end of the reporting period as of December 31, 2020 the Group expects to continue to generate operating losses through 2023. As of December 31, 2020, the Group had €10.9 million in cash, of which €2.6 million was restricted. Securing the financing of development activities and operations represents an ongoing challenge for the Group. As of March 31, 2021, the Group had cash and cash equivalents of €6.7 million, of which €3.1 million was restricted.

In the first half of 2021, the companies included in the combined carve-out financial statements reduced their debt through capitalizations of 42.0 million euros. The debt capitalized at June 30, 2021, and approved on the same date, was formalized between Codere España S.A. and the Group for 28.1 million euros, Codere Newco and Codere Online Management Services for 4.4 million euros and Codere Newco and Servicios de Juego Online S.A. for 9.5 million euros. See Note 18.

Based on the business plan, the Group depends on additional financing for additional development activities and operations. Management plans to finance these investments and costs with contemplated US public listing via a merger with a Special Purpose Acquisition Company (“SPAC”) transaction expected to be completed in the last quarter of 2021. The timely realization of the transaction is crucial for the Group’s ability to continue as a going concern.

Codere Group has entered into a business combination agreement (the “BCA”) relating to a transaction involving the disposal of a minority interest in Codere Group’s online business. Codere Group will contribute the Group to a newly created Luxembourg holding company, Codere Online Luxembourg S.A., which in turn through a merger will acquire DD3 Acquisition Corp II, a listed company (“SPAC”), a transaction which is expected to be completed in the fourth quarter of 2021. The terms of the transaction are set forth in the BCA, approved by the board of directors of Codere, S.A.

Four institutional investors have committed to make a private investment in the amount of $67 million U.S. dollars to be closed immediately prior to the online transaction and one of them has additionally committed to not redeem the $10 million U.S. dollars in SPAC shares it holds resulting in minimum proceeds from the transaction of $77 million U.S. dollars (approximately 65.0 million euros).

The SPAC investors will have the option to redeem their existing cash investment in the SPAC of 115 million U.S. dollars held in a trust account, resulting in proceeds of between $77 million U.S. dollars and $192 million U.S. dollars depending on redemptions and before expenses.

Members of a majority group of Codere Group’s bondholders (the Ad Hoc Committee) consented in advance of the formal consent solicitation to vote in favor of the transaction. Codere Group confirmed on July 6, 2021, that the consent solicitation procedures have been completed and the approvals and amendments to the applicable corporate debt documents have been approved.

In its going concern assessment, the Group’s management has developed a business plan until 2027, taking into account the completion of the transaction. This plan envisages that operating negative cash flows are expected during the first few years, although it is important to mention that this trend reverts to positive cash flows in 2024, which is when cash breakeven is expected to be reached.

In case that the planned transaction does not reach the required level of financing, Codere Online would need to seek additional funding from the Codere Group or other means or delay expenses. Management has developed a business plan assuming the SPAC transaction does not take place and marketing initial expenses and other investments are delayed. Under this business plan, positive cash flows are expected in 2022 although of course in this case revenue growth is harmed due to the decrease on investment. There is no certainty that the Group will be successful in obtaining such additional funding, if needed or that the business plan will be achieved.

Based on its recurring losses from operations since inception, expectation of continuing operating losses through 2023 and the need to raise additional capital to finance its future operations, the Group has concluded that there is substantial doubt about its ability to continue as a going concern. The combined carve-out financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the combined carve-out financial statements have been prepared on a basis that assumes the Group will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

New IFRS and interpretations of the IFRS Interpretations Committee (“IFRIC”)

n)	New IFRS and interpretations of the IFRS Interpretations Committee (“IFRIC”)

The Group has used the same accounting policies in its opening IFRS combined carve-out statement of financial position and through all of the periods presented in these combined carve-out financial statements.

As of December 31, 2020, the following standards, amendments and interpretations have been published by the IASB, but their application is not yet mandatory for the Group, and the Group has not elected to early adopt the policies once allowed to do so.

Standards and Amendments		Mandatory application: annual periods beginning on or after
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 – Benchmark Interest Rate Reform – Stage 2	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 related to the ongoing benchmark reform (Phase 2).	1 June 2021

Amendment to IFRS 4 – Deferred Application of IFRS 9	Deferred application of IFRS 9 to 2023	1 June 2021

Amendment to IFRS 3 – Reference to the Conceptual Framework	IFRS 3 is updated to align the definitions of assets and liabilities in a business combination with those in the Conceptual Framework.	1 January 2022

Amendment to IAS 16 – Proceeds Before Intended Use	The amendment prohibits deducting any proceeds from the sale of items produced while the company is preparing an asset for its intended use from the cost of an item of property, plant and equipment.	1 January 2022

Amendment to IAS 37 – Onerous Contracts – Cost of Fulfilling a Contract	The amendment explains that the direct cost of fulfilling a contract includes the incremental costs of fulfilling that contract and an allocation of other costs directly related to the performance of the contract.	1 January 2022

Annual Improvements to IFRS 2018 – 2020	Minor Amendments to IFRS 1, IFRS 9, IFRS 16 and IAS 41	1 January 2022

Amendments to IAS 1 – Presentation of Financial Statements	Clarifications regarding the presentation of liabilities as current and non-current.	1 January 2023

IFRS 17 – Insurance Contracts	Replaces IFRS 4 and clarifies the principles of registration, measurement, presentation and disclosure of insurance contracts in order to ensure that the entity provides relevant and reliable information that allows the users of the information to determine the effects of the contracts on their financial statements.	1 January 2023

Amendments to IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates	The amendments will make it easier to distinguish between changes in accounting estimates and changes in accounting policies	1 January 2023

Amendments to IAS 1– Presentation of Financial Statements. Disclosure of accounting policies	The amendments will help improve disclosures on accounting policies to provide more useful information to investors and other primary users of financial statements.	1 January 2023

With regard to IFRS 9, IAS 39 and IFRS 7, IFRS 4 and IFRS 16, the IASB continues to develop guidance and amendments to address the various accounting considerations that may arise when the various Interbank Offered

Rates (“IBORs”) are amended or replaced by others. In this second phase, certain practical solutions, clarifications and exceptions are proposed in order for undertakings to better reflect financial assets, financial liabilities and lease liabilities on their financial statements as a result of the IBOR reform.

The Group estimates that no standards, amendments and interpretations in the preceding table will have a significant impact on the combined carve-out financial statements in the initial period of application.